Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (Chand) ($) (b)	Summary Compensation Table Total for PEO (Vestjens) ($) (b)	Compensation Actually Paid to PEO (Chand) ($) (c)	Compensation Actually Paid to PEO (Vestjens) ($) (c)	Average Summary Compensation Table Total To Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (h)	Adjusted Earnings Per Share ($) (i)
							Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)

2025	7,648,088	—	5,068,167	—	2,607,503	1,943,960	282	190	237,522,000	7.54
2024	8,033,901	—	20,967,970	—	2,886,331	5,696,926	208	180	198,414,000	6.36
2023	12,758,233	168,897	9,672,571	(13,167,871)	2,627,627	2,492,083	143	154	242,556,000	6.83
2022	—	6,936,527	—	15,372,798	2,101,935	3,772,922	132	128	254,822,000	6.41
2021	—	6,831,323	—	11,850,022	2,870,217	3,781,899	121	136	64,317,000	4.75

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote	Dr. Ashish Chand served as our PEO during the entirety of 2024 and 2025. Dr. Chand and Mr. Roel Vestjens each shared as our PEO for a portion of 2023. Mr. Vestjens was our principal executive officer (PEO) for the full year in each of 2022 and 2021. In 2024, our Non-PEO named executive officers were Messrs. Parks, Anderson and Bhadra, and Ms. Tate. In 2023, our Non-PEO named executive officers were Messrs. Parks and Anderson, Mr. Brian Lieser, and Ms. Tate. In 2022, our non-PEO named executive officers were Messrs. Parks and Anderson, Dr. Chand, and Mr., Anshu Mehrotra. In 2021, our non-PEO named executive officers were Messrs. Parks, Anderson, and Mehrotra, Dr. Chand, and Mr. Henk Derksen.
Peer Group Issuers, Footnote	For the purposes of this Pay Versus Performance disclosure, our peer group is the S&P Composite 1500 Industrials Index (the “Peer Group”). For each covered year, our Peer Group cumulative shareholder return was calculated based on a deemed fixed investment of $100 through the measurement period.
Adjustment To PEO Compensation, Footnote	For each of 2025, 2024, 2023, 2022, and 2021 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

For Dr. Chand
- change in actuarial present value of pension benefits	$0	$0	$0	—	—
+ service cost of pension benefits	$0	$0	$0	—	—
+ prior service cost of pension benefits	$0	$0	$0	—	—
- SCT “Stock Awards” column value	$5,341,962	$5,275,708	$9,767,895	—	—
- SCT “Option Awards” column value	$0	$0	$950,346	—	—
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$5,641,893	$8,842,507	$6,883,385	—	—

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(3,254,480)	$8,958,775	$40,982	—	—
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	—	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$353,416	$381,726	$691,788	—	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0	—	—
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$21,212	$26,769	$16,424	—	—

For Mr. Vestjens
- change in actuarial present value of pension benefits	—	—	$0	$0	$0
+ service cost of pension benefits	—	—	$0	$0	$0
+ prior service cost of pension benefits	—	—	$0	$0	$0
- SCT “Stock Awards” column value	—	—	$0	$3,026,712	$3,077,646
- SCT “Option Awards” column value	—	—	$0	$874,650	$895,635
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	—	—	$0	$11,481,543	$7,506,516
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	—	—	$0	$943,557	$930,622
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	—	—	$586,309	$(35,512)	$546,513
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	$(13,923,078)	$0	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	—	—	$0	$7,770	$8,329

For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$74,479	$14,627	$47,279	$0	$6,839
+ service cost of pension benefits	$28,329	$14,474	$8,116	$10,348	$18,682
+ prior service cost of pension benefits	$0	$0	$0	$0	$0
- SCT “Stock Awards” column value	$1,515,801	$1,776,781	$1,298,887	$624,214	$1,314,184
- SCT “Option Awards” column value	$0	$0	$229,846	$167,466	$138,351
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$1,449,942	$2,841,574	$1,080,900	$2,243,314	$2,135,122
+/- change in fair value of outstanding equity awards granted in prior years	$(576,278)	$1,595,379	$85,230	$311,697	$396,261
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$21,796	$146,991	$262,632	$(57,911)	$38,593
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0	$0	$221,889
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$2,948	$3,585	$3,741	$4,479	$4,286

Non-PEO NEO Average Total Compensation Amount	$ 2,607,503	$ 2,886,331	$ 2,627,627	$ 2,101,935	$ 2,870,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,943,960	5,696,926	2,492,083	3,772,922	3,781,899
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2025, 2024, 2023, 2022, and 2021 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO(s) and the average compensation actually paid to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or (d), as applicable, for such Covered Year, the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

For Dr. Chand
- change in actuarial present value of pension benefits	$0	$0	$0	—	—
+ service cost of pension benefits	$0	$0	$0	—	—
+ prior service cost of pension benefits	$0	$0	$0	—	—
- SCT “Stock Awards” column value	$5,341,962	$5,275,708	$9,767,895	—	—
- SCT “Option Awards” column value	$0	$0	$950,346	—	—
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$5,641,893	$8,842,507	$6,883,385	—	—

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(3,254,480)	$8,958,775	$40,982	—	—
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	—	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$353,416	$381,726	$691,788	—	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0	—	—
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$21,212	$26,769	$16,424	—	—

For Mr. Vestjens
- change in actuarial present value of pension benefits	—	—	$0	$0	$0
+ service cost of pension benefits	—	—	$0	$0	$0
+ prior service cost of pension benefits	—	—	$0	$0	$0
- SCT “Stock Awards” column value	—	—	$0	$3,026,712	$3,077,646
- SCT “Option Awards” column value	—	—	$0	$874,650	$895,635
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	—	—	$0	$11,481,543	$7,506,516
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	—	—	$0	$943,557	$930,622
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	—	—	$586,309	$(35,512)	$546,513
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	$(13,923,078)	$0	$0
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	—	—	$0	$7,770	$8,329

For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$74,479	$14,627	$47,279	$0	$6,839
+ service cost of pension benefits	$28,329	$14,474	$8,116	$10,348	$18,682
+ prior service cost of pension benefits	$0	$0	$0	$0	$0
- SCT “Stock Awards” column value	$1,515,801	$1,776,781	$1,298,887	$624,214	$1,314,184
- SCT “Option Awards” column value	$0	$0	$229,846	$167,466	$138,351
+ year-end fair value (from prior year-end to Covered year-end) of equity awards granted in Covered Year	$1,449,942	$2,841,574	$1,080,900	$2,243,314	$2,135,122
+/- change in fair value of outstanding equity awards granted in prior years	$(576,278)	$1,595,379	$85,230	$311,697	$396,261
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0	$0	$0
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$21,796	$146,991	$262,632	$(57,911)	$38,593
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0	$0	$221,889
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$2,948	$3,585	$3,741	$4,479	$4,286

Compensation Actually Paid vs. Total Shareholder Return

CEO Compensation "Actually Paid"	Other NEO Compensation "Actually Paid"
Total Shareholder Return	Peer Group Shareholder Return

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

CEO Compensation "Actually Paid"	Other NEO Compensation "Actually Paid"	Net income

Compensation Actually Paid vs. Company Selected Measure

CEO Compensation "Actually Paid"	Other NEO Compensation "Actually Paid"	Adjusted EPS

Total Shareholder Return Vs Peer Group

CEO Compensation "Actually Paid"	Other NEO Compensation "Actually Paid"
Total Shareholder Return	Peer Group Shareholder Return

Tabular List, Table
The following table lists the six performance measures that we believe represent the most important financial performance measures that we use to link compensation actually paid to our named executive officers in 2025 to our performance:

Performance Measure

2025 Consolidated Net Income	$237,522,000
2025 Consolidated EBITDA	$459,000,000
2025 Consolidated Revenue	$2,598,000,000
Relative Total Shareholder Return (S&P Industrial 1500 Index) (2023-2025)	50th Percentile
Consolidated Free Cash Flow (2023-2025)	$689,000,000
2025 Adjusted Earnings Per Share	$7.54

Total Shareholder Return Amount	$ 282	208	143	132	121
Peer Group Total Shareholder Return Amount	190	180	154	128	136
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 237,522,000	$ 198,414,000	$ 242,556,000	$ 254,822,000	$ 64,317,000
Company Selected Measure Amount | $ / shares	7.54	6.36	6.83	6.41	4.75
PEO Name	Dr. Ashish Chand
Additional 402(v) Disclosure	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2020 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($116.55 per share and $41.90 per share, respectively), divided by (b) our closing share price at the beginning of the Measurement Period ($41.90 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of
$100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025, 2024, 2023, 2022, and 2021, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
	As a result of SEC Guidance released in November of 2023, the Compensation Actually Paid figures related to 2022 have been revised to account for the change in value of PSUs between the end of their measurement period, in this instance December 31, 2022, and their February 2023 distribution date.
Measure:: 1
Pay vs Performance Disclosure
Name	2025 Consolidated Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	2025 Consolidated EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	2025 Consolidated Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (S&P Industrial 1500 Index) (2023-2025)
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Free Cash Flow (2023-2025)
Measure:: 6
Pay vs Performance Disclosure
Name	2025 Adjusted Earnings Per Share
Non-GAAP Measure Description	The Company selected measure is Adjusted Earnings Per Share, as presented in the Company's Form 8-K, filed on February 12, 2026. A full reconciliation of GAAP EPS to Adjusted EPS can be found in Appendix 2 of this Proxy Statement.
Chand [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,648,088	$ 8,033,901	$ 12,758,233
PEO Actually Paid Compensation Amount	5,068,167	20,967,970	9,672,571
Vestjens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			168,897	$ 6,936,527	$ 6,831,323
PEO Actually Paid Compensation Amount			(13,167,871)	15,372,798	11,850,022
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,641,893	8,842,507		11,481,543	7,506,516
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,254,480)	8,958,775		943,557	930,622
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,416	381,726		(35,512)	546,513
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,212	26,769		7,770	8,329
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,341,962)	(5,275,708)		(3,026,712)	(3,077,646)
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		(874,650)	(895,635)
PEO | Chand [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chand [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chand [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chand [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,883,385
PEO | Chand [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,982
PEO | Chand [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chand [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			691,788
PEO | Chand [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chand [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,424
PEO | Chand [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,767,895)
PEO | Chand [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(950,346)
PEO | Vestjens [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			586,309
PEO | Vestjens [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,923,078)
PEO | Vestjens [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vestjens [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,479)	(14,627)	(47,279)	0	(6,839)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,329	14,474	8,116	10,348	18,682
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,449,942	2,841,574	1,080,900	2,243,314	2,135,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,278)	1,595,379	85,230	311,697	396,261
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,796	146,991	262,632	(57,911)	38,593
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(221,889)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,948	3,585	3,741	4,479	4,286
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,515,801)	(1,776,781)	(1,298,887)	(624,214)	(1,314,184)
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (229,846)	$ (167,466)	$ (138,351)